Debt instruments - Commercial Paper Program (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($) item	Dec. 31, 2025 EUR (€)	Nov. 30, 2025 USD ($)	Nov. 30, 2025 EUR (€)	Dec. 31, 2024 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Borrowings	$ 140,012,000		$ 57,162,000
Commercial Paper Program
Disclosure of detailed information about financial instruments [line items]
Principal amount			58,800,000		$ 117,500,000	€ 100,000,000	€ 50,000,000
Unit denomination per commercial paper			$ 117,500				100,000
Borrowings term	2 years	2 years
Flexible issue period	12 months	12 months
Number of commercial paper issued	444		99
Commercial papers issued	$ 50,244,000		$ 10,255,000	€ 44,400,000			€ 9,900,000
Repayment of commercial paper issued.	35,760,000	€ 31,700,000
Borrowings	$ 26,014,000
Commercial Paper Program | Fixed rate
Disclosure of detailed information about financial instruments [line items]
Interest rate (as a percent)	4.91%		5.88%	4.91%			5.88%